Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	Vale is amending its report on Form 6-K furnished to the Securities and Exchange Commission on July 28, 2023 (File/Film Number: 001-15030 / 231119821) (the “Original 6-K”) solely for the purpose of adding Exhibit 101, which contains Interactive Data File disclosure in accordance with Rule 405 of Regulation S-T. Except as described above, this amendment does not amend any information set forth in the Original 6-K.
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Vale S.A.
Entity Central Index Key	0000917851